CATHOLIC VALUES INVESTMENT TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054




                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Catholic Values Investment Trust (1933 Act File No. 333-17161) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2001, used with respect to Catholic Values Investment Trust Equity Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 7 ("Amendment No. 7") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 7 was filed electronically with the Commission (Accession No. 0000715165-01-500014) on April 26, 2001


CATHOLIC VALUES INVESTMENT TRUST


By:      /S/ Janet E. Sanders
            -------------------
            Janet E. Sanders
           Assistant Secretary

Date:   May 3, 2001